Condensed Interim Balance Sheets - CAD	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Current Assets
Cash	CAD 2,543	CAD 173	CAD 3,084
Prepaid expenses	194,571	14,752	5,519
Amounts receivable from officer	22,995	21,064	29,967
Amounts receivable, net	3,600	8,002	10,046
Total Current Assets	223,709	43,991	48,616
Equipment and leasehold improvements, net	56,540	65,252	77,500
Intangible assets			15,970
Total Assets	280,249	109,243	142,086
Current Liabilities
Accounts payable and accrued liabilities	383,052	397,878	161,877
Advances from shareholders and related parties	469,056	383,990	367,267
Term loan	48,957
Warrant liability		27,479	364,878
Total Current Liabilities	901,065	809,347	894,022
STOCKHOLDERS' (DEFICIENCY)
Common stock, no par value, unlimited amount authorized, 10,091,356, 9,701,051 and 9,256,410 issued and outstanding as of June 30, 2016, March 31, 2016 and 2015	1,838,582	1,466,352	542,323
Additional paid in capital	1,304,319	1,026,765	324,916
Warrants	16,110	190,198	190,198
Equity to be issued	600,308	339,949
Accumulated deficit	(4,380,135)	(3,723,368)	(1,809,373)
Total Stockholders' (Deficiency)	(620,816)	(700,104)	(751,936)
Total Liabilities and Stockholders' (Deficiency)	CAD 280,249	CAD 109,243	CAD 142,086